VANECK VECTORS HIGH INCOME MLP ETF

Schedule of Investments

August 31, 2019 (Unaudited)

Number of Shares		Value

MASTER LIMITED PARTNERSHIPS — 80.8%
Energy — 67.0%
180,243	Alliance Resource Partners LP	$2,788,359
128,137	Black Stone Minerals LP	1,824,671
75,840	CrossAmerica Partners LP	1,302,931
45,411	Enviva Partners LP	1,439,075
70,281	Global Partners LP	1,322,688
288,680	Golar LNG Partners LP	2,831,951
75,287	KNOT Offshore Partners LP	1,398,080
31,585	Natural Resource Partners LP	838,266
271,596	NGL Energy Partners LP	3,663,830
121,097	Sunoco LP	3,798,813
228,293	USA Compression Partners LP	3,869,566
		25,078,230

Materials — 3.5%
60,933	Westlake Chemical Partners LP	1,289,342

Utilities — 10.3%
165,036	Suburban Propane Partners LP	3,848,640

Total Master Limited Partnerships (Cost $26,188,412)		30,216,212

COMMON STOCK — 17.9%
Energy — 17.9%
163,902	GasLog Partners LP	3,105,943
247,383	Teekay LNG Partners LP	3,592,001

Total Common Stock (Cost $6,392,607)		6,697,944

MONEY MARKET FUND — 0.1%
53,092	Dreyfus Government Cash Management Fund, Institutional Shares, 2.00% (A)
(Cost $53,092)		53,092

Total Investments - 98.8% (Cost $32,634,111)		36,967,248
Other Assets in Excess of Liabilities: 1.2%		443,782
NET ASSETS: 100.0%		$37,411,030

(A) The rate shown is the 7-day effective yield as of August 31, 2019.

LP — Limited Partner

Summary of Investments by Sector	% of Investments	Value
Energy	86.0%	$31,776,174
Utilities	10.4%	3,848,640
Materials	3.5%	1,289,342
Money Market Fund	0.1%	53,092
	100.0%	36,967,248

VANECK VECTORS HIGH INCOME MLP ETF

Schedule of Investments

August 31, 2019 (Unaudited)

Number of Shares		Value

MASTER LIMITED PARTNERSHIPS — 89.5%
Energy — 89.5%
33,622	BP Midstream Partners LP	$499,623
18,526	Buckeye Partners LP	760,122
14,090	Cheniere Energy Partners LP	617,565
40,094	CNX Midstream Partners LP	567,330
19,128	Crestwood Equity Partners LP	699,320
19,468	DCP Midstream LP	474,241
40,842	Enable Midstream Partners LP	514,609
40,815	Energy Transfer Equity LP	555,492
21,724	Enterprise Products Partners LP	619,351
15,133	EQT Midstream Partners LP	458,076
28,342	Genesis Energy LP	587,813
21,548	Holly Energy Partners LP	580,719
10,178	Magellan Midstream Partners LP	678,669
18,443	MPLX LP	514,744
16,722	Noble Midstream Partners LP	406,846
22,875	NuStar Energy LP	628,605
12,096	Phillips 66 Partners LP	664,917
25,575	Plains All American Pipeline LP	548,072
33,012	Shell Midstream Partners LP	634,161
58,664	Summit Midstream Partners LP	282,760
18,180	TC PipeLines LP	711,747
18,633	Western Midstream Partners LP	429,304

Total Master Limited Partnerships (Cost $13,112,694)		12,434,086

COMMON STOCK — 9.3%
Energy — 9.3%
49,083	Antero Midstream	348,980
54,251	EnLink Midstream LLC	430,753
26,254	Tallgrass Energy GP LP, Cl A	514,053

Total Common Stock (Cost $1,934,403)		1,293,786

MONEY MARKET FUND — 0.1%
15,307	Dreyfus Government Cash Management Fund, Institutional Shares, 2.00% (A)
(Cost $15,307)		15,307

Total Investments - 98.9% (Cost $15,062,404)		13,743,179
Other Assets in Excess of Liabilities: 1.1%		154,244
NET ASSETS: 100.0%		$13,897,423

(A) The rate shown is the 7-day effective yield as of August 31, 2019.

Cl — Class

GP — General Partner

LLC — Limited Liability Company

LP — Limited Partner

Summary of Investments by Sector	% of Investments	Value
Energy	99.9%	$13,727,872
Money Market Fund	0.1%	15,307
	100.0%	13,743,179